SEGMENT REPORTING	12 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 19— SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The Company’s conducts its business in China through its wholly-owned subsidiaries and entities controlled through contractual arrangements. The Company’s VIE, Xi’an App-chem, is primarily engaged in the general administration and sales of the Company’s products. The VIE’s subsidiaries are engaged in the manufacturing, research and development and raw material purchase (see Note 1).

The Company develops, manufactures and sells products to customers located in both Chinese and international markets. The Company’s products have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product types or geographic area; hence the Company has only one reporting segment.

Revenue by region

	For Years ended September 30,
	2021	2020	2019
PRC	$23,704,259	$15,461,801	$11,192,324
Overseas	1,790,305	2,758,158	5,203,694
Total revenue	$25,494,564	$18,219,959	$16,396,018

Revenue by product categories

The summary of our total revenues by product categories for the years ended September 30, 2021, 2020 and 2019 was as follows:

	For Years ended September 30,
	2021	2020	2019
Fragrance compounds	$12,744,029	$7,879,300	$6,738,274
Health supplements (solid drinks)	6,655,982	3,887,096	4,342,490
Bioactive food ingredients	6,094,553	6,453,563	5,315,254
Total revenue	$25,494,564	$18,219,959	$16,396,018